Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [Abstract]
Related party transactions
25.	Related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the following transactions took place between the Group and related parties during the financial year on commercial terms agreed by the parties:

	2024	2023
	US$’000	US$’000
Purchase of services
Support service fees paid/payable to a related corporation	6,313	6,122
Rental paid/payable to a related corporation	893	872

Rendering of services
Management fees received/receivable from related corporations	4	657

	2024	2023
	US$’000	US$’000
Pool arrangements
Revenue distributable/distributed to related corporations[1]	77,107	77,023

[1]	Revisions were made to prior year comparatives as the Group has disclosed revenue distributable/distributed to related parties that were not disclosed previously.

Key management personnel compensation

	2024 US$’000	2023 US$’000
Fixed
Salary (annual) including pension[1]	1,320	1,333
Variable
Cash bonus[1]	2,455	2,384
Share-based compensation[1]	1,281	1,178
Director’s fees	433	377

[1]
Revisions were made to prior year comparatives as the Group has re-defined the composition of key management personnel in 2024. Salary was reduced by USD 1.7 million, customary benefits were reduced by USD 0.3 million, cash bonus was reduced by USD 4.0 million and share-based compensation was reduced by USD 1.6 million.

Key management personnel is defined as the Group’s Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”) and board of directors.

For LTIP 2024, the CEO has received 617,581 options (2023: 595,374). The CFO has received 134,479 options (2023: 129,645). The CEO and CFO do not receive pension as part of the remuneration package. This is considered to be included in the fixed salary. Non-monetary benefits can include standard employment benefits such as newspaper, telephone, laptop and internet access.